SEGMENT INFORMATION (Operating Segments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenues	$ 3,535	$ 2,115	$ 1,855
Costs attributed to revenues	(1,509)	(1,063)	(798)
General and administrative costs	(239)	(166)	(134)
Other income (expense)	(61)	95	36
Interest expense	(428)	(392)	(367)
Depreciation and amortization	(671)	(447)	(375)
Deferred taxes	(67)	18	26
Mark-to-market on hedging items and other	(82)	133	79
Share of earnings from associates	118	248	69
Net income attributable to non-controlling interest and preferred unitholders	(471)	(54)	(90)
Net income (loss) attributable to partnership	125	487	301
Reportable segments
Disclosure of operating segments [line items]
Revenues	3,301	2,590	2,313
Costs attributed to revenues	(1,498)	(1,102)	(1,002)
General and administrative costs	(239)	(166)	(134)
Adjusted EBITDA	1,564	1,322	1,177
Other income (expense)	40	78	27
Interest expense	(434)	(456)	(396)
Funds From Operations	1,170	944	808
Depreciation and amortization	(726)	(609)	(506)
Deferred taxes	(7)	5	53
Mark-to-market on hedging items and other	(312)	147	(54)
Share of earnings from associates	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	0	0	0
Net income (loss) attributable to partnership	125	487	301
Reportable segments | Utilities
Disclosure of operating segments [line items]
Revenues	988	684	698
Costs attributed to revenues	(250)	(160)	(174)
General and administrative costs	0	0	0
Adjusted EBITDA	738	524	524
Other income (expense)	(14)	5	5
Interest expense	(114)	(130)	(142)
Funds From Operations	610	399	387
Depreciation and amortization	(186)	(154)	(153)
Deferred taxes	(52)	5	(8)
Mark-to-market on hedging items and other	(59)	(88)	(16)
Share of earnings from associates	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	0	0	0
Net income (loss) attributable to partnership	313	162	210
Reportable segments | Transport
Disclosure of operating segments [line items]
Revenues	1,589	1,247	1,143
Costs attributed to revenues	(895)	(650)	(588)
General and administrative costs	0	0	0
Adjusted EBITDA	694	597	555
Other income (expense)	(4)	(17)	(15)
Interest expense	(158)	(157)	(142)
Funds From Operations	532	423	398
Depreciation and amortization	(312)	(253)	(217)
Deferred taxes	(1)	26	21
Mark-to-market on hedging items and other	(80)	10	(67)
Share of earnings from associates	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	0	0	0
Net income (loss) attributable to partnership	139	206	135
Reportable segments | Energy
Disclosure of operating segments [line items]
Revenues	559	496	349
Costs attributed to revenues	(278)	(220)	(183)
General and administrative costs	0	0	0
Adjusted EBITDA	281	276	166
Other income (expense)	15	8	3
Interest expense	(87)	(109)	(79)
Funds From Operations	209	175	90
Depreciation and amortization	(151)	(128)	(90)
Deferred taxes	11	(38)	14
Mark-to-market on hedging items and other	(37)	81	(14)
Share of earnings from associates	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	0	0	0
Net income (loss) attributable to partnership	32	90	0
Reportable segments | Comm. Infrastructure
Disclosure of operating segments [line items]
Revenues	165	163	123
Costs attributed to revenues	(75)	(72)	(57)
General and administrative costs	0	0	0
Adjusted EBITDA	90	91	66
Other income (expense)	(2)	(2)	0
Interest expense	(12)	(12)	(6)
Funds From Operations	76	77	60
Depreciation and amortization	(77)	(74)	(46)
Deferred taxes	21	29	14
Mark-to-market on hedging items and other	(9)	(5)	(13)
Share of earnings from associates	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	0	0	0
Net income (loss) attributable to partnership	11	27	15
Reportable segments | Corporate
Disclosure of operating segments [line items]
Revenues	0	0	0
Costs attributed to revenues	0	0	0
General and administrative costs	(239)	(166)	(134)
Adjusted EBITDA	(239)	(166)	(134)
Other income (expense)	45	84	34
Interest expense	(63)	(48)	(27)
Funds From Operations	(257)	(130)	(127)
Depreciation and amortization	0	0	0
Deferred taxes	14	(17)	12
Mark-to-market on hedging items and other	(127)	149	56
Share of earnings from associates	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	0	0	0
Net income (loss) attributable to partnership	(370)	2	(59)
Contribution from investments in associates
Disclosure of operating segments [line items]
Revenues	(1,624)	(1,311)	(1,044)
Costs attributed to revenues	861	651	546
General and administrative costs	0	0	0
Adjusted EBITDA	(763)	(660)	(498)
Other income (expense)	7	16	13
Interest expense	172	190	144
Funds From Operations	(584)	(454)	(341)
Depreciation and amortization	382	328	246
Deferred taxes	(22)	9	(41)
Mark-to-market on hedging items and other	106	(131)	67
Share of earnings from associates	118	248	69
Net income attributable to non-controlling interest and preferred unitholders	0	0	0
Net income (loss) attributable to partnership	0	0	0
Attributable to non- controlling interest
Disclosure of operating segments [line items]
Revenues	1,858	836	586
Costs attributed to revenues	(872)	(612)	(342)
General and administrative costs	0	0	0
Adjusted EBITDA	986	224	244
Other income (expense)	(108)	1	(4)
Interest expense	(166)	(126)	(115)
Funds From Operations	712	99	125
Depreciation and amortization	(327)	(166)	(115)
Deferred taxes	(38)	4	14
Mark-to-market on hedging items and other	124	117	66
Share of earnings from associates	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	(471)	(54)	(90)
Net income (loss) attributable to partnership	$ 0	$ 0	$ 0